Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ADVISORSHARES DORSEY WRIGHT ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Prospectus [Line Items]
Annual Return [Percent]	24.77%	25.34%	18.41%	(23.09%)	6.37%	12.62%	35.88%	(31.18%)	46.90%	5.58%
ADVISORSHARES Dorsey Wright FSM US CORE ETF | AdvisorShares Dorsey Wright FSM US Core ETF
Prospectus [Line Items]
Annual Return [Percent]	12.68%	20.49%	20.35%	(17.28%)	19.33%	36.44%
ADVISORSHARES Dorsey Wright FSM ALL CAP WORLD ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF
Prospectus [Line Items]
Annual Return [Percent]	10.58%	18.65%	11.05%	(17.54%)	3.39%	48.84%
ADVISORSHARES DORSEY WRIGHT SHORT ETF | AdvisorShares Dorsey Wright Short ETF
Prospectus [Line Items]
Annual Return [Percent]	(1.95%)	5.88%	(22.10%)	16.60%	(25.67%)	(49.55%)	(25.26%)
ADVISORSHARES FOCUSED EQUITY ETF | AdvisorShares Focused Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	6.31%	10.17%	25.27%	(9.54%)	21.31%	16.90%	30.41%	(5.70%)	20.67%
ADVISORSHARES GERBER KAWASAKI ETF | AdvisorShares Gerber Kawasaki ETF
Prospectus [Line Items]
Annual Return [Percent]	17.61%	20.22%	21.38%	(42.84%)
ADVISORSHARES INSIDER ADVANTAGE ETF | AdvisorShares Insider Advantage ETF
Prospectus [Line Items]
Annual Return [Percent]	10.41%	12.15%	23.44%	(11.42%)	23.18%	8.85%	28.07%	(15.79%)	12.72%	18.95%
ADVISORSHARES MSOS DAILY LEVERAGED ETF | AdvisorShares MSOS Daily Leveraged ETF
Prospectus [Line Items]
Annual Return [Percent]	(51.72%)	(87.39%)	(39.27%)
ADVISORSHARES PSYCHEDELICS ETF | AdvisorShares Psychedelics ETF
Prospectus [Line Items]
Annual Return [Percent]	73.43%	(19.44%)	(24.49%)	(66.01%)
ADVISORSHARES PURE CANNABIS ETF | AdvisorShares Pure Cannabis ETF
Prospectus [Line Items]
Annual Return [Percent]	35.65%	(18.76%)	(14.61%)	(72.16%)	(20.24%)	47.08%
ADVISORSHARES PURE US CANNABIS ETF | AdvisorShares Pure US Cannabis ETF
Prospectus [Line Items]
Annual Return [Percent]	23.35%	(46.36%)	(1.82%)	(72.26%)	(29.52%)
ADVISORSHARES RISK OPTIMIZED ETF | AdvisorShares Risk Optimized ETF
Prospectus [Line Items]
Annual Return [Percent]	23.76%	17.40%	44.52%	(30.70%)	22.24%
ADVISORSHARES ACTIVE BEAR ETF | AdvisorShares Active Bear ETF
Prospectus [Line Items]
Annual Return [Percent]	2.10%	(7.75%)	(27.07%)	16.56%	(18.68%)	(43.48%)	(36.11%)	7.12%	(15.10%)	(13.82%)
ADVISORSHARES STAR GLOBAL BUY-WRITE ETF | AdvisorShares STAR Global Buy-Write ETF
Prospectus [Line Items]
Annual Return [Percent]	15.23%	11.86%	15.49%	(15.22%)	12.17%	7.76%	19.80%	(6.36%)	12.12%	6.83%